Stock-Based Compensation (Transactions During Fiscal 2017-Stock Options) (Detail) - Employee Stock Option [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Jun. 28, 2017 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at June 29, 2016, Number of Options | shares	1,217,000
Granted, Number of Options | shares	546,000
Exercised, Number of Options | shares	(225,000)
Forfeited or canceled, Number of Options | shares	(162,000)
Options outstanding at June 28, 2017, Number of Options | shares	1,376,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Options outstanding at June 29, 2016, Weighted Average Exercise Price | $ / shares	$ 39.12
Granted, Weighted Average Exercise Price | $ / shares	53.10
Exercised, Weighted Average Exercise Price | $ / shares	24.98
Forfeited or canceled, Weighted Average Exercise Price | $ / shares	52.01
Options outstanding at June 28, 2017, Weighted Average Exercise Price | $ / shares	$ 45.46
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number | shares	652,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price | $ / shares	$ 37.82
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	3 years 1 month 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value | $	$ 4,014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value | $	$ 4,014